INCOME TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
INCOME TAX

Note 17. INCOME TAX

The Company did not have a provision for income taxes (current or deferred tax expense) for tax years ended December 31, 2023 and 2022. The following is a reconciliation of the expected tax expense (benefit) at the U.S. statutory rate 21% to the actual tax expense (benefit) reflected in the accompanying consolidated carve-out statements of operations:

	Year Ended December 31,
	2023	2022

Provision/(benefit) at statutory rate	$(2,085,850)	(697,766)
State tax provision/(benefit) net of federal benefit	(557,568)	(165,565)
Change in valuation allowance	2,496,515	929,294
True-Up & Deferred Adjustment	(73,814)	-
Change in tax rate	11,273	(19,027)
Other	209,444	(46,936)
Income tax provision/(benefit)	$-	$-

As of December 31, 2023 and 2022, the Company’s deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

	Year Ended December 31,
	2023	2022
Deferred tax assets (liabilities):
NOL & AMT credit carryforward	$2,449,401	$1,586,187
Charitable contribution	3,586	-
Fixed assets	(21,083)	(15,414)
Intangible assets	1,995,960	434,547
UNICAP 263a Adjustment	53,284	-
ASC 842 - Lease Accounting	65,172	44,485
Total net deferred tax assets	4,546,320	2,049,805

Valuation allowance	(4,546,320)	(2,049,805)
Net deferred tax assets	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the positive and negative evidence available, management has determined that a valuation allowance is required at December 31, 2023 and 2022 to reduce the deferred tax assets to amounts that are more likely than not to be realized. The Company’s valuation increased by approximately $2,497,000 and $929,000 for the tax years ended 2023 and 2022, respectively. Should the factors underlying management’s analysis change, future valuation adjustments to the Company’s net deferred tax assets may be necessary.

At December 31, 2023 the Company had U.S. federal and state post-2017 net operating loss carryforwards (“NOLs”) of $10.3 million and $10.5 million, respectively. Tax Cuts and Jobs Act (TCJA) allows NOLs incurred in tax years beginning in 2018 to be carried forward indefinitely subject to 80% of taxable income under Internal Revenue Code Section 172. Florida net operating losses generated in taxable years beginning after December 31, 2017, are carried forward indefinitely until used and never expire. New York and New Jersey net operating losses expire after twenty years.

On August 16, 2022, the Inflation Reduction Act of 2022 (“IRA”) was signed into law. Among other provisions, the IRA includes a 15% corporate alternative minimum tax on applicable corporations and 1% excise tax on stock repurchases made after December 31, 2022. The IRA is not expected to have an impact on the consolidated financial statements.

The Company had no uncertain tax positions as of December 31, 2023, and 2022.

The Company files a federal income tax return and income tax returns in various state tax jurisdictions and the Company is generally no longer subject to examinations by federal and state tax authorities for years before 2020.

Greens Natural Foods, Inc. [Member]
INCOME TAX

NOTE 10 – INCOME TAXES

S-Corporation

Dean’s Natural Food Market of Shrewsbury, Inc. has elected to be treated as an S Corporation for federal and state income tax purposes.

Green’s Natural Foods, Inc. was treated as an S Corporation until December 30, 2020, when it was purchased and became a Qualified Subsidiary under Hudson Equity Partners, LLC.

No provision has been made for federal income taxes since S Corporations are not taxable entities. Individual partners/shareholders report their share of taxable income or loss in their personal tax returns.

C-Corporation

Dean’s Natural Food Market, Inc. is a C Corporation for federal income tax purposes.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities, their respective tax bases, and tax operating loss and credit carry forwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are subject to valuation allowances if, based on all available evidence, management determines that it is more likely than not that some position or all of the deferred tax assets and liabilities will not be realized.

The financial impact of Dean’s Natural Food Market, Inc. deferred, and current income taxes is not considered material as of the period ended September 30, 2022.

Limited Liability Companies

Dean’s Natural Food Market of Basking Ridge, LLC, Dean’s Natural Food Market of Chester, LLC, and Dean’s Natural Holdings, LLC have elected to be treated as single-member limited liability companies for federal and state income tax purposes with all income tax liabilities and/or benefits of the entities being passed through to its members. As such, there is no recognition of federal or state income taxes for each of these entities. Any uncertain tax position taken by the member is not an uncertain position of the entities.

In accordance with the LLC agreements, the term of the Company is indefinite with termination determined by the Member. The LLC agreements indicate that the Member shall not have any liability for the obligations of the Company, except to the extent expressly mandated by law.

The Company has evaluated any uncertain tax positions and related income tax contingencies and determined uncertain positions, if any, are not material to the financial statements. Penalties and interest assessed by income taxing authorities are included in operating expenses, if incurred. None of the Company’s current returns are under examination.